REPORTABLE SEGMENTS - Reconciliation of business segment operating loss to net loss from continuing operations before income taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
REPORTABLE SEGMENTS
Loss from operations	$ (3,026,000)	$ (2,175,000)	$ (5,890,000)	$ (4,316,000)
Interest expense	(667,000)	(472,000)	(1,820,000)	(902,000)
Loss on extinguishment of debt			(592,000)
Other income (expense), net	270,000	(149,000)	59,000	4,000
Loss before income taxes	(12,178,000)	(2,614,000)	(16,998,000)	(5,032,000)
Income tax benefit	0	0	0	0
Net loss	(12,178,000)	(2,614,000)	(16,998,000)	(5,032,000)
Operating segments
REPORTABLE SEGMENTS
Loss from operations	46,000	(1,190,000)	(625,000)	(1,880,000)
Amounts not allocated to segments
REPORTABLE SEGMENTS
Loss from operations	$ (3,072,000)	$ (985,000)	$ (5,265,000)	$ (2,436,000)
ConnectM Before Business Combination
REPORTABLE SEGMENTS
Loss from operations					$ (7,464,871)	$ (3,867,589)
Interest expense					(1,431,354)	(281,808)
Loss on extinguishment of debt					(370,320)
Other income (expense), net					67,691	65,408
Loss before income taxes					(9,198,854)	(4,083,989)
Income tax benefit						(541,406)
Net loss					(9,198,854)	(3,542,583)
ConnectM Before Business Combination | Operating segments
REPORTABLE SEGMENTS
Loss from operations					(3,631,886)	(1,939,199)
ConnectM Before Business Combination | Amounts not allocated to segments
REPORTABLE SEGMENTS
Loss from operations					$ (3,832,985)	$ (1,928,390)